Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Aug. 27, 2012
500 Index Trust B | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 INDEX TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of May 31, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.1 billion to $540 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

		Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:
•	Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

•	Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

•	Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

•	Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.
•	Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
•	Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

•	Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

•	S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.85% (Quarter ended 6/30/2009) Worst Quarter: -22.11% (Quarter ended 12/31/2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2011
500 Index Trust B | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total fund operating Expenses	rr_ExpensesOverAssets	0.54%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.30%	[1]
Year 1	rr_ExpenseExampleYear01	31
Year 3	rr_ExpenseExampleYear03	149
Year 5	rr_ExpenseExampleYear05	278
Year 10	rr_ExpenseExampleYear10	654
One Year	rr_AverageAnnualReturnYear01	1.87%
Five Year	rr_AverageAnnualReturnYear05	(0.46%)
Ten Year	rr_AverageAnnualReturnYear10	2.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
500 Index Trust B | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total fund operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.50%	[1]
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	212
Year 5	rr_ExpenseExampleYear05	388
Year 10	rr_ExpenseExampleYear10	896
One Year	rr_AverageAnnualReturnYear01	1.87%
Five Year	rr_AverageAnnualReturnYear05	(0.46%)
Ten Year	rr_AverageAnnualReturnYear10	2.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
500 Index Trust B | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating Expenses	rr_ExpensesOverAssets	0.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Year 1	rr_ExpenseExampleYear01	26
Year 3	rr_ExpenseExampleYear03	133
Year 5	rr_ExpenseExampleYear05	250
Year 10	rr_ExpenseExampleYear10	593
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.42%
2004	rr_AnnualReturn2004	10.70%
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	15.56%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	(37.19%)
2009	rr_AnnualReturn2009	26.35%
2010	rr_AnnualReturn2010	14.86%
2011	rr_AnnualReturn2011	1.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	1.87%
Five Year	rr_AverageAnnualReturnYear05	(0.46%)
Ten Year	rr_AverageAnnualReturnYear10	2.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
500 Index Trust B | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	Adviser contractually agrees until April 30, 2014 to waive certain fund expenses.